Debt Instruments - Other Long-Term Debt (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2017 USD ($) property	Dec. 31, 2017 USD ($)
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, amount due under financing arrangement		$ 27,000,000
Master Sale-Leaseback Agreement
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, number of properties sold and leased back at amount equal to the repurchase price (or more) | property	1
Sale leaseback transaction, total repurchase price		19,200,000
Sale leaseback transaction, maximum sales price of properties sold and leasing back	$ 75,000,000
Sale leaseback transaction, additional amount company may sell and lease back		$ 55,800,000
Minimum
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, expiration period		15 years
Maximum
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, expiration period		20 years
Sale leaseback transaction, renewal period		20 years